Account Payables and Accruals	6 Months Ended
Jun. 30, 2025
Account Payables and Accruals [Abstract]
ACCOUNT PAYABLES AND ACCRUALS	NOTE 5 – ACCOUNT PAYABLES AND ACCRUALS
	June 30,	December 31,
	2025	2024
Accrued expenses	266	394
Employee benefits	451	523
Other	10	10
	727	927